Note 15 - Derivative Liability	12 Months Ended
Dec. 31, 2015
Notes
Note 15 - Derivative Liability

NOTE 15 – DERIVATIVE LIABILITY

The Company accounts for derivative financial instruments in accordance with ASC 815, which requires that all derivative financial instruments be recorded in the balance sheets either as assets or liabilities at fair value.

The Company's derivative liability is an embedded derivative associated with one of the Company's convertible promissory notes. The convertible promissory note was issued on July 31, 2014, (the "Note"), is a hybrid instruments which contain an embedded derivative feature which would individually warrant separate accounting as a derivative instrument under Paragraph 815-10-05-4.  The embedded derivative feature includes the conversion feature to the Note. Pursuant to Paragraph 815-10-05-4, the value of the embedded derivative liability have been bifurcated from the debt host contract and recorded as a derivative liability resulting in a reduction of the initial carrying amount (as unamortized discount) of the notes, which are amortized as debt discount to be presented in other (income) expenses in the statements of operations using the effective interest method over the life of the notes.

The embedded derivative within the note have been valued using the Black Scholes approach, recorded at fair value at the date of issuance; and marked-to-market at each reporting period end date with changes in fair value recorded in the Company's statements of operations as "change in the fair value of derivative instrument".

As of December 31, 2015 and December 31, 2014, the estimated fair value of derivative liability was determined to be $0 and $819,922, respectively. On July 31, 2014, the derivative liability was recognized with a debt discount of $825,529. During the year ended December 31, 2015, the loan was converted to common stock and the remaining unamortized debt discount of $275,176 was recorded against as a charge to interest expense.

Summary of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet:

Fair Value Measurement Using
Carrying Value	Level 1	Level 2	Level 3	Total
-0-	-	-	-0-	-0-
$-0-	$-	$-	$-0-	$-0-

Summary of the Changes in Fair Value of Level 3 Financial Liabilities

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during year ended December 31, 2015.

Derivative Liability
Fair value, December 31, 2014	$819,922
Additions	-0-
Change in fair value	-0-
Transfers in and/or out of Level 3	(819,922)
Fair value, December 31, 2015	$-0-